DERIVATIVE INSTRUMENTS - Additional information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
DERIVATIVE INSTRUMENTS
Net deferred gain (loss) associated with cash flow hedges	$ 175	$ 4,577
Outstanding forward and options collar contracts	105,000	105,000
Outstanding forward contracts	$ 6,500	$ 12,500